Consolidated Statements of Cash Flows Supplemental Disclosure - Non-cash transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021
Consolidated Statements of Cash Flows - Supplemental Disclosure
Recovery of deferred income tax		$ 1,156
Derecognition of liability		390
Consideration for derecognition of liability		$ 0
Decrease in liability payable to former subsidiary	$ 818